Digital assets - Schedule of fair value hierarchy (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Level 1 of fair value hierarchy [member]
Digital assets - Schedule of fair value hierarchy (Details) [Line Items]
Digital assets, at fair value	$ 0	$ 0
Level 2 of fair value hierarchy [member]
Digital assets - Schedule of fair value hierarchy (Details) [Line Items]
Digital assets, at fair value	8,658,775	3,815,440
Level 3 of fair value hierarchy [member]
Digital assets - Schedule of fair value hierarchy (Details) [Line Items]
Digital assets, at fair value	$ 0	$ 0